Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Interest expense, related parties	$ 97	$ 575	$ 1,326	$ 1,774	$ 2,400	$ 2,530